Expenses from Continuing Operations - Schedule of Finance Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Finance expenses
Issue of PIPE warrants to broker (note 21)	$ (25,703)
Establishment fees associated with loan facility (note 28)	(313,931)
GEM payable (note 15)	(480,000)	(1,145,000)
GEM payable – Interest (note 15)	590,168	(999,620)
Interest expense – leased assets	(2,851)	(7,891)
Interest expenses – loan with related party (note 18)	(8,031)
Bank fees	(55,910)	(60,827)	(7,776)
Other expenses	(169,841)	(50,528)	(7,095)
Total finance expenses	(466,099)	(29,828,866)	(14,871)
Empery [Member]
Finance expenses
Issue of 1,000,000 warrants to Empery		(365,000)
GEM [Member]
Finance expenses
Issue of 1,814,797 warrants to GEM		$ (27,200,000)